Summary of Significant Accounting Policies, Estimates and Judgments - Schedule of Comparison of Impairment Allowances Determined in Accordance with IAS 39 and IAS 37 to Corresponding Impairment Allowance Determined in Accordance with IFRS 9 (Detail) - Allowance for credit losses [member] - CAD ($)
$ in Millions
	Nov. 01, 2017	Oct. 31, 2017
IAS 39 and IAS 37 [member]
Disclosure of financial assets [line items]
Loans at amortized cost		$ 2,159
Off-balance sheet loan commitments and financial guarantees		91
Total allowance for credit losses		2,250
IAS 39 and IAS 37 [member] | Expected credit losses collectively assessed [member]
Disclosure of financial assets [line items]
Loans at amortized cost		1,855
Off-balance sheet loan commitments and financial guarantees		91
Total allowance for credit losses		1,946
IAS 39 and IAS 37 [member] | Expected credit losses individually assessed [member]
Disclosure of financial assets [line items]
Loans at amortized cost		304
Total allowance for credit losses		304
IAS 39 and IAS 37 [member] | Transition Adjustment to IFRS 9 [member]
Disclosure of financial assets [line items]
Debt securities at fair value through other comprehensive income		25
Debt securities at amortized cost		54
Assets purchased under reverse repurchase agreements and securities borrowed at amortized cost		1
Loans at amortized cost		590
Customer liability under acceptances at amortized cost		20
Other assets at amortized cost		1
Off-balance sheet loan commitments and financial guarantees		143
Total allowance for credit losses		$ 834
IFRS9 [member]
Disclosure of financial assets [line items]
Debt securities at fair value through other comprehensive income	$ 25
Debt securities at amortized cost	54
Assets purchased under reverse repurchase agreements and securities borrowed at amortized cost	1
Loans at amortized cost	2,749
Customer liability under acceptances at amortized cost	20
Other assets at amortized cost	1
Off-balance sheet loan commitments and financial guarantees	234
Total allowance for credit losses	3,084
IFRS9 [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities at fair value through other comprehensive income	3
Debt securities at amortized cost	9
Assets purchased under reverse repurchase agreements and securities borrowed at amortized cost	1
Loans at amortized cost	845
Customer liability under acceptances at amortized cost	15
Off-balance sheet loan commitments and financial guarantees	104
Total allowance for credit losses	977
IFRS9 [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities at fair value through other comprehensive income	22
Debt securities at amortized cost	45
Loans at amortized cost	1,184
Customer liability under acceptances at amortized cost	5
Other assets at amortized cost	1
Off-balance sheet loan commitments and financial guarantees	130
Total allowance for credit losses	1,387
IFRS9 [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Loans at amortized cost	720
Total allowance for credit losses	$ 720